COMMITMENTS - Operating Leases (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 57,597
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	14,629
Due between one and three years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	19,275
Due between three and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	12,433
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 11,260